INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Intangible Assets Tables
Schedule of intangible assets
	May 31,	August 31,
	2020	2019
Patent	$500,000	$500,000
Intellectual property: Kryptokiosk	—	72,000
Ai Bian Quan Qiu platform	19,917	99,584
Total cost	519,917	671,584
Accumulated amortization	(305,970)	(257,791)
Intangible asset,net	$213,947	$413,793

	August 31,
	2019	2018
Patent	$500,000	$500,000
Intellectual property: Aura	—	200,000
Intellectual property: Kryptokiosk	72,000	72,000
Wechat official account	99,584	—
Total cost	671,584	772,000
Accumulated amortization	(257,791)	(131,000)
Intangible asset, net	$413,793	$641,000